Business acquisition - Additional information (Detail) - CNY (¥)				1 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Lineitems [Line Items]
Finite-Lived Intangible Asset, Useful Life					9 years 6 months	9 years 3 months 18 days
Jiangsu Five Star [Member]
Statement Lineitems [Line Items]
Business Acquisition, Transaction Costs				¥ 1,274,257,000
Business Acquisition, Percentage of Equity Interest				46.00%
Business Acquisition, Percentage of Equity Interest Acquired		17.00%	37.00%
BusinessCombinationConversion of loan and assuming of debtIncurred			¥ 1,024,946,000
Gain On Revaluation of equity interest			441,677,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Restricted Cash			1,720,161,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory			1,652,252,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable			¥ 4,102,304,000
Finite-Lived Intangible Asset, Useful Life			19 years
Business Combination, Consideration Transferred, Liabilities Incurred		¥ 428,421,000
Jiangsu Five Star [Member] | Fifteen months interestbearing loan [Member]
Statement Lineitems [Line Items]
BusinessCombinationConversion of loan and assuming of debtIncurred				¥ 1,024,946,000
Kuayue Express [Member]
Statement Lineitems [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Percenatge of ordinary shares acquired	60.20%
Business Combination, Consideration Transferred	¥ 2,965,856,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	1,375,710,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	¥ 986,108,000
Business acquisition recognized identifiable assets and liabilities assumed current assets trade receivables			¥ 829,752,000
Business acquistion trade receivables gross contractual amount			923,608,000
Business acquisition trade receivables amount not expected to be collected			¥ 93,856,000